UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 1999


Check here if Amendment [x]; Amendment Number:    3

     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [x]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 9/30/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners, LLC
Address: 165 Mason Street
         Greenwich, Connecticut  06830

Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203) 661-7022


Signature, Place, and Date of Signing:    Greenwich, Connecticut    May 12, 2000

/s/ James E. Buck, II
--------------------------------------    ----------------------    ----------
             [Signature]                       [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                   3
                                                    -------

Form 13F Information Table Value Total:             $12,299
                                                    -------
                                                  (thousands)


INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.



List of Other Included Managers:

None


                        Milton Arbitrage Partners, LLC - Form 13F INFORMATION TABLE (quarter ending 9/30/99)

    COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7             COLUMN 8
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                                                                                   INVEST-
                                                                                    MENT
                                                    VALUE     SHRS OR   SH/  PUT/  DISCRE-    OTHER          VOTING AUTHORITY
 NAME OF ISSUER       TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT   PRN  CALL   TION     MANAGERS    SOLE      SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.            Common Stock     013817101    620        10000    SH           SOLE                 10000
------------------------------------------------------------------------------------------------------------------------------------
JSB Financial Inc.    Common Stock     46624M100    4133       72200    SH           SOLE                 72200
------------------------------------------------------------------------------------------------------------------------------------
Reynolds Metals Co.   Common Stock     761763101    7546       125000   SH           SOLE                125000
------------------------------------------------------------------------------------------------------------------------------------